Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Payables
The components of accrued expenses and other payables are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
VAT and surcharges payable	107,770	85,372	13,084
Payroll and welfare payable	495,711	552,985	84,749
Accrued rebates	683,915	797,218	122,179
Deposit from customers	43,283	22,387	3,431
Accrued expenses	915,978	737,797	113,072
Payable for purchase of fixed assets	23,847	39,852	6,108
Professional service fees	1,969	7,074	1,084
Payable for exercise of share-based awards	15,977	38,217	5,857
Operating lease liabilities - current portion	52,781	112,094	17,178
Others	76,207	184,713	28,309

	2,417,438	2,577,709	395,051